Angel Oak Multi-Strategy Income Fund
Class A Shares – ANGLX
Class T Shares – ANGTX (not currently available for purchase)
Class C Shares – ANGCX
Institutional Class Shares – ANGIX

Angel Oak Financials Income Fund
(formerly known as Angel Oak Flexible Income Fund)
Class A Shares – ANFLX
Class T Shares – ANFTX (not currently available for purchase)
Class C Shares – AFLCX
Institutional Class Shares – ANFIX

Angel Oak High Yield Opportunities Fund
Class A Shares – ANHAX
Class T Shares – ANHTX (not currently available for purchase)
Class C Shares – ANHCX
Institutional Class Shares – ANHIX

Angel Oak UltraShort Income Fund
Class A Shares – AOUAX
Class C Shares – AOUCX
Institutional Class Shares – AOUIX
STATEMENT OF ADDITONAL INFORMATION (“SAI”)

May 31, 2019
as supplemented August 27, 2019

Effective August 1, James E. Stueve has resigned from the Board of Trustees. Accordingly, all references to James E. Stueve are hereby removed from the SAI.